Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Disclosure of non-cash operating working capital

Year ended Dec. 31	2020	2019	2018
(Use) source:
Accounts receivable	(79)	261	58
Prepaid expenses	2	—	19
Income taxes receivable	(4)	(6)	—
Inventory	6	(13)	(21)
Accounts payable, accrued liabilities and provisions	160	(130)	(97)
Income taxes payable	4	9	(3)
Change in non-cash operating working capital	89	121	(44)

Cash flows from (used in) operating activities

	Balance Dec. 31, 2019	Net cash flows	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2020
Long-term debt and lease obligations	3,212	133	16	—	5	(5)	3,361
Exchangeable securities	326	400	—	—	—	4	730
Dividends payable (common and preferred)	37	(86)	—	107	—	1	59
Total liabilities from financing activities	3,575	447	16	107	5	—	4,150

	Balance Dec. 31, 2018	Net cash flows	New leases	Tax shield on tax equity financing	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2019
Long-term debt and lease liabilities	3,267	(70)	133	(35)	—	(42)	(41)	3,212
Exchangeable securities	—	350	—	—	—	—	(24)	326
Dividends payable (common and preferred)	58	(85)	—	—	64	—	—	37
Total liabilities from financing activities	3,325	195	133	(35)	64	(42)	(65)	3,575